SUBSEQUENT EVENTS (Details) - Unassigned Surplus (Deficit) - USD ($) $ in Millions	Feb. 27, 2020	Feb. 20, 2019
Subsequent Event [Line Items]
Capital contribution		$ 70.0
Subsequent Event
Subsequent Event [Line Items]
Capital contribution	$ 85.0